ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Details of Subsidiaries and PRC Domestic Entities
The Company is principally engaged in the provision of marketing services, listing services, financial services, E-commerce services and value-added services to the real estate and home furnishing industries in the PRC. Details of the Company’s major subsidiaries, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries as of December 31, 2018 were as follows:

Company	Date of Establishment	Place of Establishment	Principal Activities

Beijing SouFun Internet Information Service Co., Ltd. ("Beijing Internet")	December 17, 2003	PRC	Provision of marketing services and listing services

SouFun Media Technology (Beijing) Co., Ltd. ("SouFun Media")	November 28, 2002	PRC	Provision of technology and information consultancy services

Beijing SouFun Network Technology Co., Ltd. ("SouFun Network")	March 16, 2006	PRC	Provision of technology and information consultancy services

Beijing SouFun Science and Technology Development Co., Ltd. ("Beijing Technology")	March 14, 2006	PRC	Provision of marketing services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology")	December 21, 2006	PRC	Provision of marketing services and listing services

Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd., ("Beijing Zhongzhi")	June 5, 2007	PRC	Provision of technology and information consultancy services

Xinjiang Zhong Zhi Shu Ju Information Technology Co., Ltd. (“Xinjiang Zhong Zhi Shu Ju”)	August 10, 2017	PRC	Provision of technology and information consultancy services

Beijing Hong An Tu Sheng Network Technology Co., Ltd. ("Beijing Hong An")	November 15, 2010	PRC	Provision of technology and information consultancy services

Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. ("Beijing TuoShi")	November 19, 2010	PRC	Provision of technology and information consultancy services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. ("Beijing Yi Ran Ju Ke")	July 8, 2011	PRC	Provision of marketing services, rental services and real estate agency services

Beijing Hua Ju Tian Xia Network Technology Co., Ltd. ("Beijing Hua Ju Tian Xia")	July 25, 2012	PRC	Provision of technology and information consultancy services

Company	Date of Establishment	Place of Establishment	Principal Activities

Beijing Zhong Zhi Hong Yuan Data Information Technology Co., Ltd. (“Beijing Zhong Zhi Hong Yuan”)	June 11, 2018	PRC	Provision of technology and information consultancy services

Beijing Li Man Wan Jia Network Technology Co., Ltd. ("Beijing Li Man Wan Jia")	July 25, 2012	PRC	Provision of technology and information consultancy services

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. ("Shanghai JBT Real Estate Broking")	July 7, 2005	PRC	Provision of real estate agency services, marketing services and listing services

Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd., ("Zhongzhi Xun Bo")	January 6, 2012	PRC	Provision of technology and information consultancy services

Tianjin SouFun Network Technology Co., Ltd.("Tianjin SouFun Network")	March 8, 2012	PRC	Provision of technology and information consultancy services

Tianjin Jia Tian Xia Network Technology Co., Ltd. (“Jia Tian Xia Network Technology”)	April 15, 2014	PRC	Provision of technology and information consultancy services

Hangzhou SouFun Network Technology Co., Ltd., ("Hangzhou SouFun Network")	August 27, 2013	PRC	Provision of technology and information consultancy services

Wuhan SouFun Yi Ran Ju Ke Real Estate Agents Co., Ltd. ("Wuhan Yi Ran Ju Ke")	December 13, 2013	PRC	Provision of real estate agency services and real estate information services

Hangzhou Ji Ju Real Estate Agents Co., Ltd. ("Hanzhou Ji Ju")	December 23, 2013	PRC	Provision of real estate agency services and real estate information services

Fang Tian Xia Financial Information Service (Beijing) Ltd. (previously known as Beijing Tianxia Dai Information service Co., Ltd.)	April 9, 2014	PRC	Provision of finance information services

Shanghai SouFun Microfinance Co.,Ltd.("Shanghai SouFun Microfinance")	January 19, 2015	PRC	Provision of Microfinance services

Beihai Tian Xia Dai Microfinance Co., Ltd.("Beihai Tian Xia Dai Microfinance")	September 12, 2014	PRC	Provision of microfinance services

Shanghai BaoAn Enterprise Co., Ltd. (“Shanghai BaoAn Enterprise”)	March 31, 2013	PRC	Lease, resale and management of property

Shanghai BaoAn Hotel Co., Ltd. (“Shanghai BaoAn Hotel”)	March 31, 2013	PRC	Operation and management of hotel, restaurant and other catering business

Company	Date of Establishment	Place of Establishment	Principal Activities

Beijing Fang Tian Xia Hong An Network Technology Ltd. (previously known as Beijing Fang Tian Xia Decorative Engineering Co., Ltd.)	October 15, 2014	PRC	Provision of decorative engineering services

Chongqing Tian Xia Dai Microfinance Co., Ltd ("Chongqing Tian Xia Dai Microfinance")	December 11, 2014	PRC	Provision of microfinance services

Tianjin Jia Tian Xia Microfinance Co. ,Ltd. ("Tianjin Jia Tian Xia Microfinance")	December 5, 2014	PRC	Provision of microfinance services

Beijing Fang Chao Real Estate Broking Co., Ltd. (“Beijing Fang Chao”)	March 6, 2015	PRC	Provision of real estate agency services

Guangzhou Fang Tian Xia Real Estate Broking Co., Ltd. (“Guangzhou Fang Tian Xia”)	March 9, 2015	PRC	Provision of real estate agency services

Beijing Cun Fang Real Estate Broking Co., Ltd. (“Beijing Cun Fang”)	April 7, 2015	PRC	Provision of real estate agency services

Shenzhen Fang Tian Xia Real Estate Broking Co., Ltd. (“Shenzhen Fang Tian Xia”)	April 13, 2015	PRC	Provision of real estate agency services

Tianjin Fang Tian Xia Real Estate Broking Co., Ltd. (“Tianjin Fang Tian Xia”)	May 21, 2015	PRC	Provision of real estate agency services

Nanjing Cun Fang Real Estate Broking Co., Ltd. (“Nanjing Cun Fang”)	April 30, 2015	PRC	Provision of real estate agency services

Company	Date of Establishment	Place of Establishment	Principal Activities

Nanchang Cun Fang Real Estate Broking Co., Ltd. (“Nanchang Cun Fang”)	June 3, 2015	PRC	Provision of real estate agency services

Chongqing Fang Tian Xia Real Estate Broking Co., Ltd. (“Chongqing Fang Tian Xia”)	May 27, 2015	PRC	Provision of real estate agency services

Shanghai SouFun Fang Tian Xia Broking Co., Ltd. (“Shanghai Fang Tian Xia”)	April 16, 2015	PRC	Provision of real estate agency services

Beijing Li Tian Rong Ze Yi Jia Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze”)	September 4, 2015	PRC	Provision of technology and information consultancy services

Hong Kong Property Network Limited ("HK Property")	May 19, 2011	Hong Kong	Investment holding

Best Fang Holdings LLC	Aug 30, 2017	United States of America	Investment holding

Best Work Holdings (New York) LLC ("Best Work")	March 14, 2011	United States of America	Investment holding

China Index Holdings Limited	July 26, 2018	Cayman	Investment holding

Carrying Amount of Assets and Liabilities
The carrying amounts of the assets, liabilities, the results of operations and cash flows of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries included in the Company’s consolidated balance sheets, consolidated statements of comprehensive income (loss) and consolidated statements of cash flows were as follows:

	As of December 31,
	2017	2018
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	50,948	34,004
Restricted cash, current	223,002	214,876
Short-term investments	19,838	5,586
Accounts receivable (net of allowance of US$ 13,691 and US$ 12,913 as of December 31, 2017 and 2018, respectively)	22,119	25,910
Funds receivable	2,824	5,124
Prepayments and other current assets	16,856	25,384
Commitment deposits (net of allowance of US$ 206 and nil as of December 31, 2017 and 2018, respectively)	5,876	191

Total current assets	341,463	311,075

Non-current assets:
Property and equipment, net	275,601	358,432
Land use rights	34,951	32,428
Deferred tax assets, non-current	2	2
Deposits for non-current assets	41,428	95
Long-term investments	433,894	291,808
Other non-current assets	204	1,815

Total non-current assets	786,080	684,580

Total assets	1,127,543	995,655

	As of December 31,
	2017	2018
	US$	US$
Current liabilities:
Short-term loans	59,820	76,267
Deferred revenue	27,095	32,816
Accrued expenses and other liabilities	54,516	36,266
Customer’s refundable fees	10,986	3,274
Income tax payable	1,325	1,982
Intercompany payable to the non PRC Domestic Entities	431,770	445,556

Total current liabilities	585,512	596,161

Non-current liabilities:
Long-term loans	55,958	44,891
Deferred tax liabilities	51,227	10,488
Other non-current liabilities	37,936	51,144

Total non-current liabilities	145,121	106,523

Total liabilities	730,633	702,684

Net assets	396,910	292,971

Result of Operations
	For the Years Ended December 31,
	2016	2017	2018
	US$	US$	US$
Total revenues	287,475	91,087	89,111
Net loss	(24,135)	(6,484)	(79,229)

Summary of Cash Flow Activities

	For the Years Ended December 31,
	2016	2017	2018
	US$	US$	US$
Net cash generated from (used in) operating activities	(790)	122,327	26,241
Net cash used in investing activities	(3,763)	(99,946)	(9,851)
Net cash (used in) generated from financing activities	90,828	8,565	(25,220)